Investment in Associates and Joint Ventures (Summary of Condensed Financial Statements) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Oct. 31, 2024	Sep. 30, 2024
Assets
Total assets	$ 2,093,554				$ 2,061,751
Liabilities
Total liabilities	1,974,550				$ 1,946,591
Total net revenues	14,049		$ 13,714
Total other comprehensive income (loss)	$ 2,634		$ 916
Charles Schwab Corporation [member]
Assets
Total assets		$ 690,710				$ 630,363
Liabilities
Total liabilities		621,077				$ 566,502
Total net revenues		7,455		$ 6,073
Total net income available to common stockholders		2,402		1,261
Total other comprehensive income (loss)		(322)		3,570
Total comprehensive income (loss)		$ 2,080		$ 4,831